Share Base Compensations	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share base compensations

Note 13 – Share base compensations

A.

In connection with the March 21 SPA, on April 21, 2021, the Company entered into an agreement for the provision of advisory services (the “Advisory Services Agreement”) with two advisors (the “Advisors”) to provide the Company with services related to a potential IPO of the Ordinary Shares. Pursuant to the Advisory Services Agreement, the Advisors were each issued warrants to purchase up to 90,204.5 Ordinary Shares,  exercisable until April 21, 2026, at an exercise price of $0.0004 per Ordinary Share, subject to the successful completion of an IPO of the Company’s Ordinary Shares. In addition, pursuant to the Advisory Services Agreement, following the completion of the IPO, the Company will issue the Advisors warrants to purchase up to 3% of the Ordinary Shares outstanding, on a fully-diluted basis, immediately following the completion of such IPO, at an exercise price equal to the IPO price per Ordinary Share. The warrants are exercisable for a period of five years from the date of issuance.

According to the Advisory Services Agreement if the Company will not complete the IPO, the warrants will expire Pursuant to the Advisory Services Agreement and the Company will must pay the Advisors a cash fee equal to 5% of the aggregate gross proceeds of any offering of the Company’s securities, except in the event that the Company completes an IPO.

As of the date of the issuance, the Company recorded a provision in the amount of $75,000, which represent issuance costs, and are allocated to profit or loss and equity based on the proportion of the allocated consideration described above.

B.

On April 21, 2021, the Company entered into an agreement with Doron Afik, the managing partner of Afik & Co., The Company’s Israeli legal advisor, pursuant to which following the completion of the IPO, the Company will issue to such advisor warrants to purchase up to an aggregate of 2% of the Ordinary Shares issued and outstanding immediately following the completion of the IPO (excluding Ordinary Shares issuable pursuant to the exercise of the over-allotment option, warrants issued in this offering or the representative’s warrants), at an exercise price equal to the public offering price per Ordinary Share. The warrants will be exercisable for a period of five years from the date of issuance, see Note 18B.

C.	On June 27, 2021, the Company’s board of directors approved a cash bonus pool in an aggregate amount of $0.3 million to be distributed to the Company’s employees and service providers, other than the Company’s Chief Executive Officer, in such amounts and at such times as may be determined in the sole discretion of the Chief Executive Officer, upon successful completion of the contemplated IPO. The Company’s board of directors also approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan (the “SOP”) to certain employees, directors and consultants, upon the successful completion of the contemplated IPO. Out of the total amount 201,427 were approved on June 27, 2021 and 83,995 were approved during July 2021. The option awards will be exercisable for a period of five years from their date of issuance, will have an exercise price equal to the IPO price and will vest 50% on the second-year anniversary following the initial listing of the Ordinary Shares on The Nasdaq Capital Market and 6.25% every three months thereafter, see Note 18C.

D.	On July 1, 2021, the Company entered into an agreement with Mr. Joseph Weiss to serve as Chairman of the Board of Directors. Subject to applicable law and unless for a ‘justifiable cause’ (as defined in the agreement with Mr. Weiss), engagement of Mr. Weiss by the Company shall be as of July 1, 2021 and initially until December 31, 2022. As of January 1, 2023, the engagement may be terminable by giving at least three months prior notice. Pursuant to such agreement Mr. Weiss will be granted options to purchase up to 71,496 Ordinary Shares under Company’s 2021 Share Option Plan (“SOP”), exercisable within 5 years from the date of grant, and subject to a vesting schedule of 8.33% at the end of each three month period of continuous services. All options will be subject to a lockup of 12 months from the date of listing of the Ordinary Shares on Nasdaq and will have an exercise price equal to the closing price of the Ordinary Shares on Nasdaq on the date of grant, see Note 15C.

E.	On July 6. 2021, the Company entered into an agreement with Mr. Amitay Weiss to serve as a director of the Company effective as of the effective date of the registration statement for the IPO. Pursuant to such agreement Mr. Weiss will be granted options to purchase up to 10,000 Ordinary Shares, under the SOP, exercisable within 5 years from the date of grant, and subject to a vesting schedule of 6.25% at the end of each three month period of continuous services. All options will be subject to a lockup of 12 months from the date of listing of the Ordinary Shares on Nasdaq and will have an exercise price equal to the closing price of the Ordinary Shares on Nasdaq on the date of grant, see Note 15C.

F.	On July 15, 2021, the Company entered into an agreement with Ms. Naama Falach Avrahamy to serve as a director of the Company effective as of the effective date of the registration statement for the IPO. Pursuant to such agreement, Ms. Falach Avrahamy will be granted options to purchase up to 2,500 Ordinary Shares under the SOP, exercisable within 5 years from the date of grant, and subject to a vesting schedule of 6.25% at the end of each three month period of continuous services. All options will be subject to a lockup of 12 months from the date of listing of the Ordinary Shares on Nasdaq and will have an exercise price equal to the closing price of the Ordinary Shares on Nasdaq on the date of grant, see Note 18C.

The grant date for these share based compensation awards is determined on the IPO date which is the grant date.